EARNINGS (LOSS) PER SHARE - Schedule of Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Feb. 02, 2018	Nov. 03, 2017	Aug. 04, 2017	May 05, 2017	Feb. 03, 2017	Oct. 28, 2016	Jul. 29, 2016	Apr. 29, 2016	Feb. 02, 2018	Feb. 03, 2017
Numerator: Continuing operations
Net income from continuing operations - basic									$ (2,849)	$ (3,083)
Income from discontinued operations, net of income taxes - basic and diluted									$ 0	$ 1,916
Class V Common Stock
Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - basic (in dollars per share)	$ (0.98)	$ 0.98	$ 1.00	$ 0.60	$ 0.59	$ 0.77	$ 0.00	$ 0.00	$ 1.63	$ 1.36
Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - diluted (in dollars per share)	(0.98)	0.96	1.00	0.59	0.58	0.76	0.00	0.00	$ 1.61	$ 1.35
Numerator: Continuing operations
Net income from continuing operations - basic									$ 331	$ 296
Incremental dilution from VMware									(5)	(3)
Net income from continuing operations - diluted									$ 326	$ 293
Denominator: Class V Common Stock weighted-average shares outstanding
Weighted-average shares outstanding - basic (in shares)									203	217
Dilutive effect of options, restricted stock units, restricted stock, and other (in shares)									0	0
Weighted-average shares outstanding - diluted (in shares)									203	217
Weighted-average shares outstanding - antidilutive (in shares)									0	0
DHI Group
Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - basic (in dollars per share)	0.17	(1.84)	(1.65)	(2.29)	(2.22)	(2.96)	(0.65)	(0.97)	$ (5.61)	$ (7.19)
Discontinued operations - basic (in dollars per share)	0.00	0.00	0.00	0.00	1.84	(0.89)	2.07	1.18	0.00	4.08
Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - diluted (in dollars per share)	0.16	(1.84)	(1.66)	(2.29)	(2.22)	(2.96)	(0.65)	(0.97)	(5.62)	(7.19)
Discontinued operations - diluted (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 1.84	$ (0.89)	$ 2.07	$ 1.18	$ 0.00	$ 4.08
Numerator: Continuing operations
Net income from continuing operations - basic									$ (3,180)	$ (3,379)
Incremental dilution from VMware									(4)	(2)
Net income from continuing operations - diluted									$ (3,184)	$ (3,381)
Denominator: Class V Common Stock weighted-average shares outstanding
Weighted-average shares outstanding - basic (in shares)									567	470
Dilutive effect of options, restricted stock units, restricted stock, and other (in shares)									0	0
Weighted-average shares outstanding - diluted (in shares)									567	470
Weighted-average shares outstanding - antidilutive (in shares)									35	31